Operating Segments (Details) - Schedule of Operating Segment - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Segment [Line Items]
Retail sales		$ 20,226,311	$ 19,754,076	$ 16,105,756
Service revenue		819,493	741,246	609,303
Other revenue		76,283	124,351	207,326
Gross profit		5,426,043	5,239,583	4,433,529
Operating profit		882,781	990,134	919,408
Depreciation and amortization		660,144	603,328	(547,384)
Net finance expenses		(414,290)	(380,474)	(195,755)
Income tax		(45,898)	(325,702)	(137,670)
Profit before income tax		354,072	574,940	730,887
Colombia [Member]
Schedule of Operating Segment [Line Items]
Retail sales		15,018,909	14,517,395	12,284,397
Service revenue		753,071	648,806	550,284
Other revenue		63,014	113,467	198,142
Gross profit		3,558,757	3,385,817	3,099,453
Operating profit		512,588	663,984	701,974
Depreciation and amortization		556,669	506,716	(466,959)
Net finance expenses		(386,112)	(263,785)	(161,533)
Income tax		31,134	(218,901)	(120,671)
Profit before income tax		12,057	365,479	547,675
Argentina [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[1]	1,014,898	1,683,717	1,178,166
Service revenue	[1]	37,893	66,657	39,477
Other revenue	[1]	15	341	826
Gross profit	[1]	360,632	604,403	412,465
Operating profit	[1]	28,918	68,703	16,152
Depreciation and amortization	[1]	19,300	24,427	(24,873)
Net finance expenses	[1]	(15,835)	(97,014)	(20,079)
Income tax	[1]	(11,905)	(65,262)	12,769
Profit before income tax	[1]	13,083	(28,311)	(3,927)
Uruguay [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[1]	4,193,328	3,553,925	2,643,858
Service revenue	[1]	28,529	25,783	19,542
Other revenue	[1]	13,485	10,815	8,993
Gross profit	[1]	1,506,654	1,249,056	921,140
Operating profit	[1]	341,275	257,140	200,809
Depreciation and amortization	[1]	84,175	72,185	(55,552)
Net finance expenses	[1]	(12,343)	(19,368)	(13,670)
Income tax	[1]	(65,127)	(41,539)	(29,768)
Profit before income tax	[1]	328,932	237,772	187,139
Operating Segments [Member]
Schedule of Operating Segment [Line Items]
Retail sales		20,227,135	19,755,037	16,106,421
Service revenue		819,493	741,246	609,303
Other revenue		76,514	124,623	207,961
Gross profit		5,426,043	5,239,276	4,433,058
Operating profit		882,781	989,827	918,935
Depreciation and amortization		660,144	603,328	(547,384)
Net finance expenses		(414,290)	(380,167)	(195,282)
Income tax		(45,898)	(325,702)	(137,670)
Profit before income tax		354,072	574,940	730,887
Eliminations [Member]
Schedule of Operating Segment [Line Items]
Retail sales	[2]	(824)	(961)	(665)
Service revenue	[2]
Other revenue	[2]	(231)	(272)	(635)
Gross profit	[2]		307	471
Operating profit	[2]		307	473
Depreciation and amortization	[2]
Net finance expenses	[2]		(307)	(473)
Income tax	[2]
Profit before income tax	[2]

[1]	Non-operating companies (holding companies that hold interests in the operating companies) are allocated by segments to the geographic area to which the operating companies belong. Should the holding company hold interests in various operating companies, it is allocated to the most significant operating company.
[2]	Relates to the balances of transactions carried out between segments, which are eliminated in the process of consolidation of financial statements.